CONSOLIDATED STATEMENT OF EQUITY - USD ($) $ in Millions	Total	General Partner	Common Unitholders	Class H Units	Accumulated Other Comprehensive Income (Loss)	Predecessor Equity [Member]	Noncontrolling Interest
Balance at Dec. 31, 2011	$ 9,247	$ 182	$ 5,533	$ 0	$ 6	$ 3,493	$ 33
Increase (Decrease) in Unitholders' Equity
Distributions to partners	(1,343)	(454)	(889)	0	0	0	0
Predecessor Distributions to Partners	(322)	0	0	0	0	(322)	0
Distributions to noncontrolling interest	(165)	0	0	0	0	0	(165)
Units issued for cash	791	0	791	0	0	0	0
Predecessor Equity Offerings, Net of Issue Costs	312	0	0	0	0	312	0
Capital contributions from noncontrolling interest	42	0	0	0	0	0	42
Sunoco Merger	5,868	0	2,288	0	0	0	3,580
ETP Holdco Transaction	3,913	0	165	0	0	0	3,748
Issuance of units in other acquisitions (excluding Sunoco, Inc.)	7	0	7	0	0	0	0
Lake Charles LNG Transaction	0
Other comprehensive loss, net of tax	(23)	0	0	0	(19)	2	(6)
Other, net	10	(1)	23	0	0	(3)	(9)
Net income	1,645	461	1,108	0	0	39	37
CLASS H UNITHOLDER’S INTEREST IN NET INCOME	0			0
Net Income (Loss) Allocated to General Partners	(461)
LESS: NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST	37
Balance at Dec. 31, 2012	19,982	188	9,026	0	(13)	3,521	7,260
Increase (Decrease) in Unitholders' Equity
Distributions to partners	(1,802)	(523)	(1,228)	(51)	0	0	0
Predecessor Distributions to Partners	(342)	0	0	0	0	(342)	0
Distributions to noncontrolling interest	(303)	0	0	0	0	0	(303)
Units issued for cash	1,611	0	1,611	0	0	0	0
Predecessor Equity Offerings, Net of Issue Costs	149	0	0	0	0	149	0
Capital contributions from noncontrolling interest	18	0	0	0	0	0	18
Issuance of Class H Units	0	0	(1,514)	1,514	0	0	0
ETP Holdco Acquisition and SUGS Contribution	(1,440)	0	2,013	0	(5)	0	(3,448)
Lake Charles LNG Transaction	0
Other comprehensive loss, net of tax	79	0	0	0	79	0	0
Other, net	(4)	0	(13)	0	0	11	(2)
Net income	746	506	(98)	48	0	35	255
CLASS H UNITHOLDER’S INTEREST IN NET INCOME	48			0
Net Income (Loss) Allocated to General Partners	(506)
LESS: NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST	255
Balance at Dec. 31, 2013	18,694	171	9,797	1,511	61	3,374	3,780
Increase (Decrease) in Unitholders' Equity
Distributions to partners	(1,964)	(500)	(1,252)	(212)	0	0	0
Predecessor Distributions to Partners	(645)	0	0	0	0	(645)	0
Distributions to noncontrolling interest	(241)	0	0	0	0	0	(241)
Units issued for cash	1,382	0	1,382	0	0	0	0
Predecessor Equity Offerings, Net of Issue Costs	1,227	0	0	0	0	1,227	0
Capital contributions from noncontrolling interest	67	0	0	0	0	0	67
Subsidiary units issued for cash	1,244	1	174	0	0	0	1,069
Lake Charles LNG Transaction	(1,167)	0	(1,167)	0	0	0	0
Susser Merger	1,534	0	908	0	0	0	626
Sunoco Logistics acquisition of a noncontrolling interest	(325)	(1)	(79)	0	0	0	(245)
Predecessor Equity Issued in Acquisitions | Hoover Midstream Acquisition [Member]	109	0	0	0	0	109	0
Predecessor Equity Issued in Acquisitions | PVR Acquisition [Member]	3,906	0	0	0	0	3,906	0
Predecessor Equity Issued in Acquisitions | Eagle Rock Midstream Acquisition [Member]	266	0	0	0	0	266	0
Other comprehensive loss, net of tax	(117)	0	0	0	(117)	0	0
Other, net	42	0	61	(4)	0	4	(19)
Net income	1,299	513	606	217	0	(153)	116
CLASS H UNITHOLDER’S INTEREST IN NET INCOME	217
Net Income (Loss) Allocated to General Partners	(513)
LESS: NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST	116
Balance at Dec. 31, 2014	$ 25,311	$ 184	$ 10,430	$ 1,512	$ (56)	$ 8,088	$ 5,153